Segment Information And Revenue Analysis	12 Months Ended
Dec. 31, 2011
Segment Information And Revenue Analysis [Abstract]
Segment Information And Revenue Analysis
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group's chief operating decision maker is the Chief Executive Officer, who reviews consolidated results of operations prepared in accordance with U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

The Group operates in the PRC and all of the Group's long-lived assets are located in the PRC.

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2009	2010	2011

Products:
Smart cards	$49,005	$82,153	$91,960
Set-top box and others	141	365	3,202

Subtotal	49,146	82,518	95,162

Services:
Head-end system integration	3,265	2,399	2,562
System development	462	595	736
Licensing income	1,147	1,565	1,328
Royalty income	688	662	742
Other services	356	4	10

Subtotal	5,918	5,225	5,378

Total	$55,064	$87,743	$100,540

VAT refunds of $4,076, $7,624, and $8,377 were included in revenues for the years ended December 31, 2009, 2010 and 2011, respectively.